Management of Financial Risk (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 6,117	$ 1,923	$ 2,329	$ 4,304
Marketable securities	1,323	104	$ 719
Receivables	297	76
Accounts payable and accrued liabilities	(324)	(151)
Canadian Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	5,622	1,878
Marketable securities	1,323	104
Receivables	87	28
Accounts payable and accrued liabilities	(308)	(118)
Lease liability	(51)	(75)
Net financial assets (liabilities)	$ 6,673	$ 1,817